Organization (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash	$ 15,947,268	$ 13,623,849	$ 5,097,010	$ 5,714,563
Accounts receivable	13,595,396	8,852,024
Accounts receivable - related party		353,513
Notes receivable, current	547,259	125,687
Prepayments	504,780	708,549
Due from related parties	248,866	675,623
Deferred Income Tax Assets	69,864
Other current assets	1,041,923	1,045,932
Total current assets of VIE and its subsidiaries	31,955,356	25,385,177
Notes receivable - related party, non-current	907,297	970,620
Property and equipment, net	4,360,976	4,129,561
Deferred tax assets, non-current		23,974
Total non-current assets of VIE and its subsidiaries	5,768,273	5,624,155
Total assets of VIE and its subsidiaries	37,723,629	31,009,332
LIABILITIES
Accounts payable	664,838	310,216
Accounts payable - related party	129,489
Accrued liabilities and other payables	60,476	90,777
Deferred revenue	607,160
Wages payable	2,885,735	2,803,294
Income taxes payable	883,654	1,014,595
Short term loans		1,748,479
Due to related parties	446,050		$ 2,422
Deferred tax liabilities, current		35,273
Total current liabilities of VIE and its subsidiaries	9,220,397	9,245,817
Total liabilities of VIE and its subsidiaries	9,220,397	9,245,817
VIE and VIE's subsidiaries [Member]
ASSETS
Cash	8,560,583	5,621,471
Accounts receivable	13,595,396	8,852,024
Accounts receivable - related party		353,513
Notes receivable, current	547,259	125,687
Prepayments	504,780	708,549
Due from related parties	248,866	675,623
Deferred Income Tax Assets	69,864
Total current assets of VIE and its subsidiaries	24,568,754	17,382,799
Notes receivable - related party, non-current	907,297	970,620
Property and equipment, net	4,360,976	4,129,561
Deferred tax assets, non-current		23,974
Total non-current assets of VIE and its subsidiaries	5,268,273	5,124,155
Total assets of VIE and its subsidiaries	29,837,027	22,506,954
LIABILITIES
Accounts payable	664,838	310,216
Accounts payable - related party	129,489
Accrued liabilities and other payables	3,456,339	3,266,396
Deferred revenue	607,160
Wages payable	2,885,735	2,803,294
Income taxes payable	883,654	1,014,595
Short term loans		1,748,479
Due to related parties	446,050
Deferred tax liabilities, current		35,273
Total current liabilities of VIE and its subsidiaries	9,073,265	9,178,253
Total liabilities of VIE and its subsidiaries	$ 9,073,265	$ 9,178,253